Trade Accounts Receivable - Trade Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Trade accounts receivable	$ 43,565	$ 39,536
Less: Provision for credit losses	(1,860)	(2,330)	$ (2,003)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 41,705	$ 37,206